SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Collateralized Debt and Loan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Collateralized debt obligations (CDOs)
Variable Interest Entity
Carrying value of retained interests	$ 918
Carrying value of retained interests, impact of 10% adverse change in discount rate	(5)
Carrying value of retained interests, impact of 20% adverse change in discount rate	$ (10)
Collateralized loan obligations (CLOs)
Variable Interest Entity
Carrying value of retained interests		$ 1,555
Carrying value of retained interests, impact of 10% adverse change in discount rate		(10)
Carrying value of retained interests, impact of 20% adverse change in discount rate		$ (20)
Minimum | Collateralized loan obligations (CLOs)
Variable Interest Entity
Discount rate	1.40%	1.40%
Maximum | Collateralized loan obligations (CLOs)
Variable Interest Entity
Discount rate	49.60%	49.20%